Accrued expenses and other current liabilities - Schedule of restructuring and related costs (Details)	12 Months Ended
Dec. 31, 2018 USD ($)
Restructuring Reserve [Roll Forward]
Accrued restructuring balance as of December 31, 2017	$ 0
Restructuring charges	1,366,000
Payments	(1,297,207)
Accrued restructuring balance as of December 31, 2018	68,593
Employee severance
Restructuring Reserve [Roll Forward]
Restructuring charges	1,136,388
Retention benefits
Restructuring Reserve [Roll Forward]
Restructuring charges	214,417
Other restructuring
Restructuring Reserve [Roll Forward]
Restructuring charges	$ 14,995